Vanguard Developed Markets ex-US Growth Index ETF Shareholder Fees - Vanguard Developed Markets ex-US Growth Index ETF - ETF Shares	Aug. 31, 2025 USD ($) [1]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0

[1]	None through Vanguard (Broker fees vary)